ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 21, 2018 to each Fund’s Prospectus and Statement of Additional Information, each dated February 28, 2018, as supplemented to date

On December 12, 2018, the Board of Trustees (the “Board”) of Aberdeen Funds (the “Trust”) approved an automatic conversion feature for Class C shares as well as certain changes to the Funds’ sales charges, effective February 28, 2019 (the “Effective Date”).

Class C Conversion

As of the Effective Date, Class C shares of a Fund will automatically convert to Class A shares of the same Fund approximately 10 years from the purchase date. Class C shares will be converted in the month following the 10-year anniversary of the Class C shares’ purchase date. All conversions from Class C shares to Class A shares will be based on the per share net asset value without the imposition of any sales load, fee or other charge. The conversion from Class C shares to Class A shares is not considered a taxable event for Federal income tax purposes.

For Class C shares that have been acquired through an exchange from another Aberdeen Fund, the purchase date is calculated from the date the shares were originally purchased in the other Aberdeen Fund. When Class C shares that a shareholder acquired through a purchase or exchange convert to Class A shares, any Class C shares that the shareholder acquired through reinvestment of dividends and distributions related to the shares being converted also will convert to Class A shares on a pro rata basis.

Certain financial intermediaries currently do not have the ability to track individual shareholders’ holding periods and, therefore, may not know how long a shareholder has held Class C shares. If a shareholder holds Class C shares through a financial intermediary in an omnibus account, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or financial intermediary may be required to provide the Fund with records that substantiate the holding period of Class C shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary.

Sales Charge Changes

On the Effective Date, the following changes will be made to certain Funds’ Class A sales charges:

Aberdeen Asia Bond Fund, Aberdeen Emerging Markets Debt Fund and Aberdeen Global Unconstrained Fixed Income Fund:

	CURRENT	AS OF EFFECTIVE DATE
Sales Charge Schedule	Less than $100,000 - 4.25% $100,000 up to $250,000 - 3.50% $250,000 up to 500,000 - 2.50% $500,000 up to $1 million - 2.00% $1 million and over - None	Less than $100,000 – 3.00% $100,000 up to $250,000 - 2.50% $250,000 up to $1 million - 2.00% $1 million and over - None
Maximum CDSC*	0.75%	1.00%

*Shareholders who sell their shares prior to 18 months will be subject to the contingent deferred sales charge (“CDSC”) rate in effect at the time that they purchased their shares.

Aberdeen Tax-Free Income Fund:

	CURRENT	AS OF EFFECTIVE DATE
Sales Charge Schedule	Less than $100,000 - 4.25% $100,000 up to $250,000 - 3.50% $250,000 up to 500,000 - 2.50% $500,000 up to $1 million - 2.00% $1 million and over - None	Less than $100,000 - 2.50% $100,000 up to $250,000 - 2.00% $250,000 and over - None

Currently, a shareholder may be subject to a CDSC if he or she did not pay an up-front sales charge and redeems Class A shares of the Aberdeen Tax-Free Income Fund within 18 months of the date of purchase. On the Effective Date, the CDSC holding period for the Aberdeen Tax-Free Income Fund will change from 18 months to 12 months. The CDSC rate is not changing.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen High Yield Managed Duration Municipal Fund
(the "Fund")

Supplement dated December 21, 2018 to the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information, each dated May 7, 2018, as supplemented to date (the "Prospectus")

On December 12, 2018, the Board of Trustees of Aberdeen Funds (the "Trust") approved a change in the name of the Fund to the Aberdeen Short Duration High Yield Municipal Fund and approved a change in the principal investment strategies of the Fund, such changes to take effect on or about February 28, 2019 (the "Effective Date").

Pursuant to the Fund's revised principal investment strategies, under normal market circumstances, the Fund will maintain an investment portfolio with a weighted average effective duration of less than 4.5 years. The current weighted average effective duration of the Fund's portfolio is within this range. As a result, the Fund's portfolio management team does not currently anticipate any significant portfolio rebalancing in connection with the revised duration policy.

Under the Fund's revised principal investment strategies, the Fund's investment adviser expects to increase or decrease the portfolio's effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.

Shareholders will receive an updated summary prospectus for the Aberdeen Short Duration High Yield Municipal Fund following the Effective Date.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen High Yield Managed Duration Municipal Fund
(the "Fund")

Supplement dated December 21, 2018 to each Fund's Prospectus and Statement of Additional Information,
each dated May 7, 2018, as supplemented to date

On December 12, 2018, the Board of Trustees (the "Board") of Aberdeen Funds (the "Trust") approved certain changes to the Funds' sales charges, effective February 28, 2019 (the "Effective Date").

On the Effective Date, the following changes will be made to the Class A sales charges of the Fund:

	CURRENT	AS OF EFFECTIVE DATE
Sales Charge Schedule	Less than $100,000 - 4.25% $100,000 up to $250,000 - 3.50% $250,000 up to 500,000 - 2.50% $500,000 up to $1,000,000 - 2.00% $1,000,000 and over - None	Less than $100,000 - 2.50% $100,000 up to $250,000 - 2.00% $250,000 and over- None

Currently, a shareholder may be subject to a contingent deferred sales charge ("CDSC") if he or she did not pay an up-front sales charge and redeems Class A shares of the Fund within 18 months of the date of purchase. On the Effective Date, the CDSC holding period for the Fund will change from 18 months to 12 months. The CDSC rate is not changing.

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Tax-Free Income Fund
(the "Fund")

Supplement dated December 21, 2018 to the Fund's Summary Prospectus, Prospectus and Statement of
Additional Information, each dated February 28, 2018, as supplemented to date

On December 12, 2018, the Board of Trustees of Aberdeen Funds (the "Trust") approved a change in the name of the Fund to the Aberdeen Intermediate Municipal Income Fund and approved a change in the principal investment strategies of the Fund, such changes to take effect on or about February 28, 2019 (the "Effective Date"). In connection with these aforementioned changes, Jonathan Mondillo and Mark Taylor will join Edward Grant and Lesya Paisley as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund

Pursuant to the Fund's revised principal investment strategies, under normal market circumstances, the Fund will maintain an investment portfolio with a weighted average effective duration of 4 - 7 years. The current weighted average effective duration of the Fund's portfolio is within this range. As a result, the Fund's portfolio management team does not currently anticipate any significant portfolio rebalancing in connection with the new duration policy.

Under the Fund's revised principal investment strategies, the Fund's investment adviser expects to increase or decrease the portfolio's effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.

Shareholders will receive an updated summary prospectus for the Aberdeen Intermediate Municipal Income Fund following the Effective Date.

Please retain this Supplement for future reference.